UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/13

Item 1. Reports to Stockholders.

Franklin Floating Rate Master Trust
Financial Highlights

Franklin Floating Rate Master Series

	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$8.76	$8.88	$8.65	$8.24	$9.02	$9.51
Income from investment operations[a]:						
Net investment income	0.199	0.414	0.402	0.322	0.325	0.549
Net realized and unrealized gains (losses)	0.160	(0.122)	0.233	0.408	(0.780)	(0.493)
Total from investment operations	0.359	0.292	0.635	0.730	(0.455)	0.056
Less distributions from net investment income	(0.199)	(0.412)	(0.405)	(0.320)	(0.325)	(0.546)
Net asset value, end of period	$8.92	$8.76	$8.88	$8.65	$8.24	$9.02
Total return[b]	4.03%	3.44%	7.44%	8.95%	(4.65)%	0.64%
Ratios to average net assets[c]						
Expenses before waiver and payments by affiliates	0.97%	0.97%	0.96%	0.99%	1.02%	1.00%
Expenses net of waiver and payments by affiliates	0.80%	0.80%[d]	0.80%[d]	0.80%[d]	0.69%[d]	0.60%[d]
Net investment income	4.47%	4.78%	4.48%	3.81%	4.27%	6.16%
Supplemental data						
Net assets, end of period (000's)	$665,097	$642,804	$943,253	$483,151	$340,579	$447,246
Portfolio turnover rate	45.72%	69.54%	95.76%	71.85%	53.88%	28.10%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Total return is not annualized for periods less than one year.
[c]Ratios are annualized for periods less than one year.
[d]Benefit of expense reduction rounds to less than 0.01%.

Franklin Floating Rate Master Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Floating Rate Master Series	Country	Shares		Value	% of Net Assets
Common Stocks (Cost $1,472,507)					
Movies & Entertainment					
[a]MGM Holdings Inc., A	United States	47,545	$	1,838,365	0.28
		Principal Amount*			
Corporate Bonds (Cost $508,056)					
Broadcasting					
[b]Clear Channel Communications Inc., first lien, senior secured note, 144A, 9.00%, 12/15/19	United States	545,000		519,113	0.08
[c,d]**Senior Floating Rate Interests**					
Aerospace & Defense					
AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/18	Luxembourg	1,205,059		1,217,110	0.18
AWAS Finance Luxembourg S.A.R.L., Term Loan, 5.25%, 6/10/16	Ireland	2,777,728		2,822,866	0.42
Booz Allen Hamilton Inc., Initial Tranche B Term Loan, 4.50%, 7/31/19	United States	498,750		505,920	0.08
CAMP International Holding Co., Replacement Term Loan, 5.25%, 5/31/19	United States	1,236,900		1,254,487	0.19
FLY Funding II S.A.R.L., Loans, 5.75%, 8/08/18	Ireland	2,750,000		2,786,954	0.42
JFB Firth Rixson Inc. (FR Acq.), Initial Dollar Term Facility Loan, 5.50%, 6/30/17	United States	320,000		322,900	0.05
				8,910,237	1.34
Air Freight & Logistics					
[e]Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	United States	2,851,654		2,701,942	0.41
Airlines					
Delta Air Lines Inc.,					
New Term Loan, 5.50%, 4/20/17	United States	4,773,547		4,835,188	0.73
Term B-1 Loan, 5.25%, 10/18/18	United States	1,410,000		1,430,445	0.22
Term B-2 Loan, 4.25%, 4/18/16	United States	2,200,000		2,228,875	0.33
Flying Fortress Inc. (ILFC), Loans, 5.00%, 6/30/17	United States	3,550,000		3,576,625	0.54
				12,071,133	1.82
Alternative Carriers					
Cricket Communications Inc. (Leap Wireless), Term Loan, 4.75%, 10/10/19	United States	1,308,026		1,320,289	0.20
Apparel Retail					
Ascena Retail Group Inc., Tranche B Term Loan, 4.75%, 6/14/18	United States	1,172,850		1,185,312	0.18
Apparel, Accessories & Luxury Goods					
[f]PVH Corp., Term Loan B, 4.75%, 2/13/20	United States	2,093,846		2,113,470	0.32
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	7,885,695		7,593,269	1.14
				9,706,739	1.46
Application Software					
CCC Holdings Inc., Term Loan, 5.25%, 12/20/19	United States	1,460,000		1,484,637	0.22
Skillsoft Corp., New Term Loan, 5.00%, 5/26/17	United States	2,795,660		2,844,584	0.43
				4,329,221	0.65
Auto Parts & Equipment					
ASP HHI Acquisition Co. Inc., Term Loans, 6.00% - 7.00%, 10/05/18	United States	2,200,000		2,245,375	0.34
August Luxuk Holding Co.,					
Lux Second Lien, 10.50%, 4/27/19	Luxembourg	880,331		893,536	0.14
Lux Term Loan, 6.25%, 4/27/18	Luxembourg	1,308,015		1,321,096	0.20
August U.S. Holding Co. Inc.,					
U.S. Second Lien, 10.50%, 4/27/19	United States	677,777		687,943	0.10
U.S. Term Loan, 6.25%, 4/27/18	United States	1,006,185		1,016,246	0.15
[f]Federal-Mogul Corp.,					
Tranche B Term Loan, 2.138% - 2.148%, 12/27/14	United States	7,000,074		6,663,196	1.00
Tranche C Term Loan, 2.138% - 2.148%, 12/27/15	United States	1,244,629		1,184,731	0.18
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	United States	950,000		964,250	0.15
TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18	United States	1,719,239		1,740,729	0.26
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/09/18	United States	738,150		749,222	0.11

UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	1,718,718	1,735,905	0.26
			19,202,229	2.89
Automobile Manufacturers				
Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17	United States	5,553,301	5,683,099	0.85
Biotechnology				
Alkermes Inc., 2019 Term Loan, 4.50%, 9/25/19	Ireland	997,500	1,011,839	0.15
Broadcasting				
Clear Channel Communications Inc.,				
Tranche A Term Loan, 3.602%, 5/13/14	United States	1,177,340	1,165,485	0.18
Tranche B Term Loan, 3.852%, 1/29/16	United States	799,997	696,372	0.10
Tranche C Term Loan, 3.852%, 1/29/16	United States	1,022,579	878,140	0.13
Cumulus Media Holdings Inc.,				
Second Lien Term Loan, 7.50%, 9/16/19	United States	6,800,000	7,080,500	1.06
Term Loan B, 4.50%, 9/16/18	United States	2,121,595	2,140,159	0.32
Entercom Radio LLC, Term B-1 Loan, 5.00% - 6.00%, 11/23/18	United States	1,951,690	1,973,647	0.30
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	2,652,328	2,698,744	0.41
Gray Television Inc., Initial Term Loan, 4.75%, 10/12/19	United States	3,127,095	3,185,728	0.48
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	3,201,471	3,269,502	0.49
LIN Television Corp., Tranche B Term Loan, 4.00%, 12/21/18	United States	1,316,700	1,325,752	0.20
Mission Broadcasting Inc., Term B Loan, 4.50%, 12/03/19	United States	891,429	907,029	0.14
NEP/NCP Holdco Inc.,				
First Lien Term Loan, 5.25%, 1/22/20	United States	1,030,000	1,049,956	0.16
Second Lien Term Loan, 9.50%, 7/22/20	United States	1,503,761	1,561,405	0.23
Nexstar Broadcasting Inc., Term B Loan, 4.50%, 12/03/19	United States	2,108,571	2,145,471	0.32
Nine Entertainment (Delaware) Corp., Term Loan B, 5.00%, 2/06/20	United States	4,780,142	4,774,167	0.72
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	5,670,832	5,773,616	0.87
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	5,304,275	5,317,535	0.80
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	1,608,848	1,621,407	0.24
Univision Communications Inc.,				
Extended First Lien Term Loan, 4.452%, 3/31/17	United States	4,485,783	4,507,629	0.68
Initial Term Loan, 2.202%, 9/29/14	United States	694,300	696,130	0.10
			52,768,374	7.93
Building Products				
Nortek Inc., Term Loan, 5.25%, 4/26/17	United States	786,484	795,332	0.12
Cable & Satellite				
Atlantic Broadband (PENN) Holdings Inc., Term B Loan, 4.50%, 11/30/19	United States	359,100	364,486	0.06
Bresnan Broadband Holdings LLC, Term Loan B, 4.50%, 12/14/17	United States	2,971,349	3,002,533	0.45
Charter Communications Operating LLC, Term C Loan, 3.46%, 9/06/16	United States	1,135,540	1,148,924	0.17
CSC Holdings LLC (Cablevision), Incremental B-2 Extended Term Loan, 1.952%, 3/29/16	United States	1,322,772	1,333,829	0.20
Midcontinent Communications, Term B Loan, 4.00% - 5.25%, 12/31/16	United States	1,745,481	1,765,118	0.27
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	1,592,000	1,610,397	0.24
UPC Financing Partnership, Term Loan AF, 4.00%, 1/31/21	Netherlands	2,600,000	2,617,875	0.39
			11,843,162	1.78
Casinos & Gaming				
Affinity Gaming LLC, Initial Term Loan, 5.50%, 11/09/17	United States	1,022,275	1,039,526	0.16
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	500,000	505,037	0.07
Caesars Entertainment Operating Co. Inc., Term Loan B-4, 9.50%, 10/31/16	United States	7,035,516	7,173,588	1.08
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	2,037,394	2,061,588	0.31
CCM Merger Inc. (MotorCity Casino), Term Loan, 6.00%, 3/01/17	United States	2,152,219	2,176,432	0.33
Las Vegas Sands LLC,				
Extended Delayed Draw I Term Loan, 2.76%, 11/23/16	United States	180,064	181,288	0.03
Extended Delayed Draw II Term Loan, 2.76%, 11/23/15	United States	101,157	101,853	0.01
Extended Term Loan B, 2.76%, 11/23/16	United States	1,393,233	1,402,703	0.21
MGM Resorts International, Term B Loan, 4.25%, 12/20/19	United States	1,120,000	1,139,484	0.17
Peninsula Gaming LLC, Term B Loan, 5.75%, 11/20/17	United States	1,100,000	1,119,250	0.17
Penn National Gaming Inc., Term B Facility Loans, 3.75%, 7/14/18	United States	708,212	713,244	0.11
Pinnacle Entertainment Inc., Series A Incremental Term Loans, 4.00%, 3/19/19	United States	1,449,050	1,464,446	0.22
Station GVR Acquisition LLC, B Term Loan, 5.50%, 9/28/19	United States	2,094,750	2,127,480	0.32

Franklin Floating Rate Master Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Tropicana Entertainment Inc., Loans, 7.50%, 3/16/18	United States	3,970,000	4,024,587	0.60
			25,230,506	3.79
Coal & Consumable Fuels				
Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	4,011,151	4,128,978	0.62
Patriot Coal Corp., DIP Term Loan, 9.25%, 10/03/13	United States	1,200,000	1,210,500	0.18
			5,339,478	0.80
Commercial Printing				
Cenveo Corp., Term B Loan, 7.00%, 12/21/16	United States	1,665,556	1,673,884	0.25
Commodity Chemicals				
Ascend Performance Materials Operations LLC, Term B Facility, 6.75%, 4/10/18	United States	1,090,830	1,104,465	0.17
Kronos Worldwide Inc., Initial Term Loan, 7.00%, 6/13/18	United States	2,535,000	2,578,572	0.39
PL Propylene LLC (PetroLogistics), Tranche B Term Loan, 7.00%, 3/27/17	United States	2,163,650	2,217,741	0.33
Tronox Pigments (Netherlands) BV,				
Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	1,187,139	1,199,999	0.18
Delayed Draw Term Loan, 4.25%, 2/08/18	Netherlands	323,765	327,488	0.05
			7,428,265	1.12
Communications Equipment				
Alcatel-Lucent USA Inc.,				
Asset Sale Loans, 7.50%, 8/01/16	United States	1,030,000	1,044,592	0.16
U.S. Term Loan, 8.50%, 1/30/19	United States	2,490,000	2,524,237	0.38
			3,568,829	0.54
Construction & Farm Machinery & Heavy Trucks				
Allison Transmission Inc., Term B-1 Loan, 2.71%, 8/07/14	United States	1,801,830	1,810,135	0.27
Consumer Finance				
MoneyGram Payment Systems Worldwide Inc., Term Loan, 4.25%, 11/18/17	United States	2,978,162	2,991,192	0.45
Data Processing & Outsourced Services				
EVERTEC LLC, Term B-1 Loan, 5.50%, 9/30/16	Puerto Rico	2,209,097	2,239,472	0.34
NAB Holdings LLC, Term Loan, 7.00%, 4/24/18	United States	906,750	915,817	0.14
SunGard Data Systems Inc., Tranche D Term Loan, 4.50%, 1/31/20	United States	680,000	692,325	0.10
Vantiv LLC (Fifth Third Processing), Tranche B Term Loan, 3.75%, 3/27/19	United States	1,985,736	1,993,183	0.30
West Corp., Term Loan B-6, 5.75%, 6/30/18	United States	3,383,000	3,437,974	0.52
Worldpay U.S. Inc., Facility B2A Loan, 5.25%, 10/13/17	United States	1,800,000	1,815,750	0.27
			11,094,521	1.67
Distributors				
Helm Financial Corp., Term Loan, 6.25%, 6/01/17	United States	1,594,173	1,612,108	0.24
U.S. Foods Inc., Extended Term Loan, 5.75%, 3/31/17	United States	3,210,791	3,253,154	0.49
			4,865,262	0.73
Diversified Chemicals				
Ineos U.S. Finance LLC, Dollar Term Loan, 6.50%, 4/27/18	United States	4,355,570	4,461,724	0.67
Ineos U.S. Finance LLC, Short-Dated Dollar Term Loan, 5.50%, 5/12/15	United States	950,313	970,503	0.15
			5,432,227	0.82
Diversified Metals & Mining				
FMG America Finance Inc., Loans, 5.25%, 10/18/17	United States	4,748,100	4,820,641	0.73
Diversified Support Services				
Acosta Inc., Term D Loan, 5.00%, 3/01/18	United States	1,177,050	1,194,706	0.18
AlixPartners LLP,				
Initial Term B-2 Loans, 6.50%, 6/29/19	United States	1,482,550	1,499,220	0.23
Second Lien Term Loan, 10.75%, 12/29/19	United States	1,050,000	1,074,937	0.16
ARAMARK Corp.,				
Synthetic L/C-3, 3.309%, 7/26/16	United States	80,111	81,045	0.01
U.S. Term C Loan, 3.452% - 3.561%, 7/26/16	United States	1,936,156	1,958,745	0.29
Brock Holdings III Inc., Tranche B Term Loan, 6.00%, 3/16/17	United States	1,639,465	1,655,860	0.25
Global Cash Access Inc., Term Loan, 7.00%, 3/01/16	United States	1,164,198	1,178,751	0.18
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	1,134,906	1,151,216	0.17
			9,794,480	1.47
Drug Retail				
Rite Aid Corp., Tranche 2 Term Loan, 1.96%, 6/04/14	United States	1,372,721	1,372,721	0.21
Education Services				
Bright Horizons Family Solutions Inc., Term Loan B, 5.25%, 1/30/20	United States	5,097,611	5,151,773	0.78

ᶠLaureate Education Inc., Series 2018 Extended Term Loan, 5.25%, 6/16/18	United States	4,377,121	4,406,303	0.66
			9,558,076	1.44
Electrical Components & Equipment				
Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	2,040,000	2,067,199	0.31
Environmental & Facilities Services				
ADS Waste Holdings Inc., Term Loans, 5.25%, 10/09/19	United States	5,360,000	5,420,300	0.82
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	694,368	695,236	0.10
Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19	Canada	590,000	597,375	0.09
			6,712,911	1.01
Food Distributors				
AdvancePierre Foods Inc.,				
Loans, 5.75%, 7/10/17	United States	3,082,267	3,139,098	0.47
Second Lien Term Loan, 9.50%, 10/10/17	United States	2,542,000	2,618,260	0.40
			5,757,358	0.87
Food Retail				
Pantry Inc., Term Loan, 5.75%, 8/03/19	United States	329,175	336,581	0.05
Footwear				
Calceus Acquisition Inc., Term Loan, 6.75%, 1/29/20	United States	520,000	525,850	0.08
Wolverine World Wide Inc., Tranche B Term Loan, 4.00%, 7/31/19	United States	1,649,805	1,670,428	0.25
			2,196,278	0.33
General Merchandise Stores				
Dollar General Corp., Tranche B-1 Term Loan, 2.952%, 7/07/14	United States	4,525,000	4,554,539	0.68
Health Care Equipment				
ᶠBiomet Inc., Dollar Term B-1 Loan, 3.952% - 4.06%, 7/25/17	United States	3,682,063	3,727,419	0.56
Carestream Health Inc., Term Loan, 5.00%, 2/25/17	United States	2,433,563	2,448,013	0.37
ConvaTec Inc., Dollar Term Loan, 5.00%, 12/22/16	United States	1,000,000	1,015,625	0.15
DJO Finance LLC,				
Tranche B-2 Term Loan, 5.202%, 11/01/16	United States	616,754	624,463	0.09
Tranche B-3 Term Loan, 6.25%, 9/15/17	United States	2,200,858	2,228,369	0.34
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	5,382,950	5,464,173	0.82
Kinetic Concepts Inc.,				
Dollar Term C-1 Loan, 5.50%, 5/04/18	United States	329,169	334,929	0.05
Term C-2 Loan, 5.00%, 11/04/16	United States	1,782,000	1,796,850	0.27
			17,639,841	2.65
Health Care Facilities				
Ardent Medical Services Inc.,				
Second Lien Term Loan, 11.00%, 1/02/19	United States	980,000	1,013,075	0.15
Term Loan, 6.75%, 7/02/18	United States	650,000	663,000	0.10
Community Health Systems Inc., New Extended Term Loan, 3.811%, 1/25/17	United States	3,440,389	3,476,021	0.52
HCA Inc., Tranche B-2 Term Loan, 3.561%, 3/31/17	United States	2,000,000	2,017,492	0.30
IASIS Healthcare LLC, Term B Loan, 5.00%, 5/03/18	United States	3,603,060	3,641,343	0.55
United Surgical Partners International Inc.,				
Extended Term Loan, 5.25%, 4/03/17	United States	1,487,115	1,500,127	0.23
New Tranche B Term Loan, 6.00%, 4/03/19	United States	1,957,840	1,981,497	0.30
Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	412,698	415,571	0.06
Vanguard Health Holding Co. II LLC, Initial Term Loan, 5.00%, 1/29/16	United States	2,338,265	2,363,824	0.36
			17,071,950	2.57
Health Care Services				
DaVita Healthcare Partners Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	843,544	855,407	0.13
DaVita Healthcare Partners Inc., Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	6,650,000	6,734,315	1.01
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18	United States	3,099,021	3,117,616	0.47
National Mentor Holdings Inc., Tranche B-1 Term Loan, 6.50%, 2/09/17	United States	1,895,178	1,923,605	0.29
U.S. Renal Care Inc., Initial Term Loan, 6.25%, 7/03/19	United States	1,492,500	1,518,619	0.23
			14,149,562	2.13
Health Care Supplies				
Alere Inc., B Term Loan, 4.75%, 6/30/17	United States	1,288,128	1,301,469	0.19
Bausch & Lomb Inc.,				
Delayed Draw Term Loan, 4.75%, 9/30/15	United States	2,300,000	2,330,187	0.35

Parent Term Loan, 5.25%, 5/18/19	United States	1,034,800	1,048,382	0.16
			4,680,038	0.70
Health Care Technology				
IMS Health Inc., Tranche B Dollar Term Loan, 4.50%, 8/26/17	United States	957,557	965,138	0.15
Truven Health Analytics Inc., New Tranche B Term Loan, 5.75%, 6/06/19	United States	1,795,489	1,829,154	0.27
			2,794,292	0.42
Home Furnishings				
[f]Tempur-Pedic International Inc., Term B Loan, 6.25%, 12/12/19	United States	2,480,000	2,525,171	0.38
Home Improvement Retail				
Harbor Freight Tools USA Inc., Initial Loan, 5.50%, 11/14/17	United States	2,580,410	2,623,632	0.39
Household Products				
[f]Apex Tool Group LLC, Term Loan, 5.50%, 1/31/20	United States	1,730,000	1,751,985	0.27
Spectrum Brands Inc., Initial U.S. Term Loan, 4.50%, 12/17/19	United States	740,000	749,204	0.11
			2,501,189	0.38
Human Resource & Employment Services				
Altegrity Inc.,				
Term Loan B, 2.955%, 2/21/15	United States	4,283,540	4,112,198	0.62
Tranche D Term Loan, 7.75%, 2/21/15	United States	822,269	819,700	0.12
			4,931,898	0.74
Independent Power Producers & Energy Traders				
Calpine Corp.,				
Term Loan, 4.50%, 4/01/18	United States	2,773,190	2,808,029	0.42
Term Loans, 4.50%, 10/09/19	United States	528,675	535,889	0.08
			3,343,918	0.50
Industrial Conglomerates				
Ameriforge Group Inc.,				
Initial Term Loan, 5.00%, 1/25/20	United States	930,000	942,787	0.14
Second Lien Term Loan, 8.75%, 1/25/21	United States	1,852,130	1,892,645	0.29
Mirion Technologies Inc., Term Loan, 6.25%, 3/30/18	United States	1,340,643	1,343,995	0.20
Unifrax I LLC, New Term Dollar Loans, 5.50%, 11/04/18	United States	1,404,927	1,397,903	0.21
			5,577,330	0.84
Industrial Machinery				
Colfax Corp., Term B Loan, 4.50%, 9/12/18	United States	3,686,531	3,709,189	0.56
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	1,524,307	1,529,033	0.23
Generac Power Systems Inc., Term Loans, 6.25%, 5/30/18	United States	2,106,403	2,159,063	0.32
Husky Injection Molding Systems Ltd., Term Loan, 5.75%, 6/30/18	United States	4,090,801	4,161,253	0.63
Mold-Masters (2007) Ltd., U.S. Dollar Term Loan, 3.813%, 10/11/14	Canada	1,213,282	1,215,809	0.18
Navistar Inc., Tranche B Term Loan, 7.00%, 8/17/17	United States	1,216,950	1,237,030	0.19
RBS Global Inc. (Rexnord), Term B Loan, 4.50%, 4/01/18	United States	2,545,870	2,575,784	0.39
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	3,232,204	3,264,526	0.49
Silver II U.S. Holdings LLC (Hamilton), Initial Term Loans, 5.00%, 12/13/19	United States	3,570,000	3,613,733	0.54
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	2,205,191	2,229,999	0.34
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	1,007,475	1,020,068	0.15
			26,715,487	4.02
Insurance Brokers				
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19	United States	577,778	584,775	0.09
Integrated Telecommunication Services				
Genesys Telecom Holdings U.S. Inc., Term Loan, 6.75%, 1/31/19	United States	2,143,800	2,166,578	0.32
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.50%, 4/02/18	Luxembourg	2,470,861	2,507,923	0.38
Riverbed Technology Inc., Loans, 4.00%, 12/18/19	United States	870,000	881,419	0.13
Windstream Corp.,				
Tranche B-3 Term Loan, 4.00%, 8/08/19	United States	1,272,353	1,284,546	0.19
[f]Tranche B-4 Term Loan B-4, 5.00%, 1/16/20	United States	650,000	656,500	0.10
Zayo Group LLC, Term Loan, 5.25%, 7/02/19	United States	893,505	906,429	0.14
			8,403,395	1.26
Internet Software & Services				
Web.com Group Inc., Term Loan, 5.50%, 10/27/17	United States	4,887,750	4,962,083	0.75
IT Consulting & Other Services				
Genpact International Inc., Term Loan, 4.25%, 8/30/19	United States	1,845,375	1,873,056	0.28

Franklin Floating Rate Master Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Leisure Facilities				
24 Hour Fitness Worldwide Inc., Term Loan B, 7.50%, 4/22/16	United States	3,252,757	3,294,093	0.50
ClubCorp Club Operations Inc., Term B Loan, 5.00%, 11/30/16	United States	3,161,934	3,225,172	0.48
'Six Flags Theme Parks Inc., Tranche B Term Loan, 4.00% - 5.25%, 12/20/18	United States	947,747	963,025	0.14
Town Sports International LLC, Initial Term Loan, 5.75%, 5/11/18	United States	2,362,600	2,389,179	0.36
			9,871,469	1.48
Life & Health Insurance				
CNO Financial Group Inc., Tranche B-2 Term Loan, 5.00%, 9/28/18	United States	1,293,260	1,308,886	0.20
Life Sciences Tools & Services				
inVentiv Health Inc., Term Loan B, 7.50%, 8/04/16	United States	3,433,752	3,407,999	0.51
Pharmaceutical Product Development Inc., Term Loan B, 6.25%, 12/05/18	United States	2,088,900	2,105,872	0.32
Quintiles Transnational Corp.,				
Term B-1 Loan, 4.50%, 6/08/18	United States	199,500	202,056	0.03
Term B-2 Loan, 4.50%, 6/08/18	United States	2,462,031	2,496,911	0.38
			8,212,838	1.24
Metal & Glass Containers				
BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	1,230,000	1,246,913	0.19
Movies & Entertainment				
Cinemark USA Inc., Term Loan, 3.21%, 12/13/19	United States	1,713,411	1,730,189	0.26
Delta 2 (Lux) S.A.R.L. (Formula One), Term Loan B2 Facility, 6.00%, 4/29/19	Luxembourg	1,806,373	1,845,324	0.28
IMG Worldwide Inc., Tranche B Term Loan, 5.50%, 6/16/16	United States	2,391,466	2,421,359	0.36
National CineMedia LLC, Term Loans, 3.46%, 11/26/19	United States	1,430,000	1,440,948	0.22
Regal Cinemas Corp., Term Loan, 3.202% - 3.311%, 8/23/17	United States	1,492,386	1,506,222	0.23
WMG Acquisition Corp., Initial Term Loan, 5.25%, 11/01/18	United States	850,000	866,114	0.13
Zuffa LLC, Incremental Term Loan, 7.50%, 6/19/15	United States	3,385,075	3,410,463	0.51
			13,220,619	1.99
Oil & Gas Equipment & Services				
McJunkin Red Man Corp., Term Loan, 6.25%, 11/11/19	United States	1,117,200	1,131,165	0.17
Oil & Gas Exploration & Production				
EP Energy LLC, Tranche B-1 Loan, 5.00%, 5/24/18	United States	2,400,000	2,431,500	0.37
Plains Exploration & Production Co., 7-Year Term Loan, 4.00%, 11/30/19	United States	3,140,000	3,160,174	0.47
Samson Investment Co., Second Lien Initial Term Loan, 6.00%, 9/25/18	United States	2,960,000	3,000,700	0.45
Sheridan Investment Partners I LLC, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	2,046,879	2,087,817	0.31
Sheridan Production Partners I-A LP, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	271,228	276,653	0.04
Sheridan Production Partners I-M LP, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	165,668	168,981	0.03
			11,125,825	1.67
Oil & Gas Refining & Marketing				
Tesoro Corp., Term Loan, 4.50%, 1/28/16	United States	1,410,088	1,424,189	0.21
Oil & Gas Storage & Transportation				
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/18	United States	1,420,000	1,443,667	0.22
Other Diversified Financial Services				
Asurion LLC,				
Amortizing Term Loans (B1), 4.75%, 7/23/17	United States	1,153,526	1,166,984	0.18
Second Lien Term Loan, 9.00%, 5/24/19	United States	1,525,496	1,574,122	0.24
Term Loan (TLB), 5.50%, 5/24/18	United States	3,048,680	3,087,926	0.46
			5,829,032	0.88
Packaged Foods & Meats				
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	2,950,571	2,970,230	0.45
Dole Food Co. Inc., Tranche B-2 Term Loan, 5.00% - 6.00%, 7/08/18	United States	1,079,068	1,084,163	0.16
Pinnacle Foods Finance LLC,				
Initial Term Loan, 2.71%, 4/02/14	United States	434,720	436,577	0.07
Tranche F Term Loan, 4.75%, 10/17/18	United States	983,304	997,176	0.15
Solvest Ltd. (Dole), Tranche C-2 Term Loan, 5.00% - 6.00%, 7/08/18	Bermuda	1,930,966	1,940,084	0.29
			7,428,230	1.12
Paper Packaging				
Exopack LLC, Term B Loan, 6.50%, 5/31/17	United States	3,150,025	3,172,337	0.48
John Henry Holdings Inc. (Multi-Packaging), First Lien Term Loan, 6.00%, 12/06/18	United States	1,370,000	1,389,409	0.21

Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	5,830,214	5,923,136	0.89
			10,484,882	1.58
Paper Products				
NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	3,000,000	3,067,500	0.46
Personal Products				
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	2,050,654	2,042,964	0.31
Revlon Consumer Products Corp.,				
Senior Subordinated Term Loan, 8.50%, 10/08/14	United States	1,300,000	1,309,750	0.19
Term Loan, 4.75%, 11/19/17	United States	1,445,162	1,459,705	0.22
			4,812,419	0.72
Pharmaceuticals				
Aptalis Pharma Inc. (Axcan),				
Term B-1 Loan, 5.50%, 2/11/17	United States	1,057,275	1,069,610	0.16
Term B-2 Loan, 5.50%, 2/11/17	United States	1,985,000	2,010,640	0.30
Jazz Pharmaceuticals Inc., Term Loan, 5.25%, 6/12/18	United States	1,950,000	1,977,626	0.30
Par Pharmaceutical Cos. Inc., Term B Loans, 5.00%, 9/28/19	United States	3,229,656	3,277,093	0.49
RPI Finance Trust,				
6.75 Year Term Loan, 3.50%, 5/09/18	United States	884,982	897,511	0.14
New Term Loan, 4.00%, 11/09/18	United States	943,467	956,046	0.14
Valeant Pharmaceuticals International Inc., Series D Tranche B Term Loan, 4.25%, 2/13/19	Canada	5,845,350	5,933,942	0.89
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	552,709	559,158	0.09
Warner Chilcott Corp.,				
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	678,945	686,866	0.10
Term B-1 Loan, 4.25%, 3/15/18	United States	1,787,776	1,808,634	0.27
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	1,229,096	1,243,435	0.19
			20,420,561	3.07
Property & Casualty Insurance				
Affirmative Insurance Holdings Inc., Term Loan, 11.25%, 1/31/14	United States	1,542,237	1,079,566	0.16
Publishing				
Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	492,206	382,690	0.06
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	4,014,878	2,880,675	0.43
Wenner Media LLC, Term Loan, 1.952%, 10/02/13	United States	3,597,323	3,561,350	0.54
			6,824,715	1.03
Real Estate Services				
Brickman Group Holdings Inc., Tranche B-1 Term Loan, 5.50%, 10/14/16	United States	1,603,224	1,627,272	0.24
Research & Consulting Services				
Nielsen Finance LLC (VNU Inc.),				
Class A Dollar Term Loan, 2.208%, 8/09/13	United States	190,286	190,880	0.03
[f]Class C Dollar Term Loan, 3.458%, 5/02/16	United States	2,987,238	3,014,933	0.45
			3,205,813	0.48
Restaurants				
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	1,278,582	1,294,559	0.19
P.F. Chang's China Bistro Inc., Term Loan B, 5.25%, 6/22/19	United States	1,246,875	1,266,326	0.19
Wendy's International Inc., Closing Date Term Loan, 4.75%, 5/15/19	United States	1,635,900	1,660,725	0.25
			4,221,610	0.63
Security & Alarm Services				
Garda World Security Corp., Term B Loan, 4.50%, 11/13/19	Canada	1,206,975	1,221,308	0.18
Protection One Inc., Term Loan, 5.75%, 3/19/19	United States	1,835,464	1,853,819	0.28
			3,075,127	0.46
Semiconductors				
Freescale Semiconductor Inc., Tranche B-1 Term Loan, 4.46%, 12/01/16	United States	1,880,000	1,887,246	0.28
Specialized Consumer Services				
[f]Advantage Sales & Marketing Inc., Term Loan, 5.25%, 12/18/17	United States	2,134,974	2,159,526	0.32
Specialized Finance				
[f]Clipper Acquisition Corp. (The TCW Groups Inc.), Initial Term Loan, 5.25%, 12/28/19	United States	1,940,000	1,966,675	0.29
GMACM/RFC (ResCap),				
Term A-1 Loan (DIP), 6.00%, 11/16/13	United States	2,100,000	2,105,907	0.32
Term A-2 Loan (DIP), 7.75%, 11/16/13	United States	1,500,000	1,514,063	0.23

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

TransUnion LLC, Replacement Term Loan, 5.50%, 2/10/18	United States	1,348,022	1,368,804	0.21
			6,955,449	1.05
Specialty Chemicals				
Chemtura Corp., Term Facility, 5.50%, 8/27/16	United States	1,050,000	1,065,750	0.16
HII Holding Corp. (Houghton International), U.S. Term Loan, 5.25%, 12/20/19	United States	641,739	645,750	0.10
Nexeo Solutions LLC, Term B-2 Loan, 5.00%, 9/09/17	United States	1,775,550	1,759,460	0.26
Road Infrastructure Investment LLC (Ennis Flint),				
First Lien Term Loan, 6.25%, 3/30/18	United States	939,144	943,840	0.14
Second Lien Term Loan, 10.25%, 9/30/18	United States	2,340,476	2,308,295	0.35
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	1,476,344	1,492,030	0.22
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	260,531	263,299	0.04
Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19	United States	2,382,000	2,414,753	0.36
[f]U.S. Coatings Acquisitions Inc., Initial Term B Loans, 5.75%, 2/01/20	United States	4,217,297	4,287,574	0.65
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	1,775,470	1,794,196	0.27
			16,974,947	2.55
Specialty Stores				
99 Cents Only Stores, Tranche B-1 Loan, 5.25%, 1/15/19	United States	1,756,725	1,782,129	0.27
Academy Ltd., Initial Term Loans, 4.75%, 8/03/18	United States	2,366,145	2,400,362	0.36
Bass Pro Group LLC, Loans, 4.00%, 11/20/19	United States	2,842,508	2,882,303	0.43
BJ's Wholesale Club Inc., Initial Loan, 5.75%, 9/26/19	United States	2,628,812	2,676,640	0.40
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,992,500	3,017,936	0.45
Jo-Ann Stores Inc., Initial Loan, 4.75%, 3/18/18	United States	1,837,073	1,848,555	0.28
[g]Leslie's Poolmart Inc., Tranche B Term Loan, 5.25%, 10/16/19	United States	618,471	626,589	0.09
Michael's Stores Inc., Term B Loan, 5.00%, 1/28/20	United States	900,000	910,336	0.14
Neiman Marcus Group Inc., Term Loan, 4.75%, 5/16/18	United States	3,670,000	3,697,066	0.56
Party City Holdings Inc., Term Loans, 5.75%, 7/27/19	United States	4,648,350	4,712,265	0.71
Pilot Travel Centers LLC, Refinancing Tranche B Term Loans, 3.75%, 3/30/18	United States	2,542,640	2,576,409	0.39
Prestige Brands Inc., Term B Loans, 5.25% - 6.25%, 1/26/19	United States	288,843	292,183	0.04
			27,422,773	4.12
Systems Software				
SS&C Technologies Holdings Europe S.A.R.L., Term B-2 Loan, 5.00%, 3/14/19	Luxembourg	152,536	155,014	0.02
SS&C Technologies Inc., Term B-1 Loan, 5.00%, 3/14/19	United States	1,474,512	1,494,327	0.23
Vertafore Inc., Term Loan, 5.25%, 7/29/16	United States	1,394,406	1,413,144	0.21
Web.com Group Inc., Term Loan, 5.50%, 10/27/17	United States	4,887,750	4,962,083	0.75
			3,062,485	0.46
Technology Distributors				
Sirius Computer Solutions Inc., Term Loan, 7.00%, 12/07/18	United States	853,269	862,758	0.13
Tires & Rubber				
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	5,850,000	5,935,638	0.89
Trucking				
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19	United States	2,155,383	2,180,079	0.33
Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/12/18	United States	3,264,939	3,297,588	0.49
Swift Transportation Co. LLC, Tranche B-2 Term Loan, 5.00%, 12/15/17	United States	2,553,249	2,588,356	0.39
YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14	United States	1,970,000	1,987,238	0.30
			10,053,261	1.51
Wireless Telecommunication Services				
MetroPCS Wireless Inc., Tranche B-3 Term Loan, 4.00%, 3/17/18	United States	2,562,836	2,580,227	0.39
NTELOS Inc., Term B Advance, 5.75%, 11/11/19	United States	3,740,625	3,676,724	0.55
			6,256,951	0.94
Total Senior Floating Rate Interests (Cost $560,784,344)			571,144,940	85.87
Asset-Backed Securities				
Other Diversified Financial Services				
[h,i,c]Cent CLO LP, 2013-17A, D, 144A, FRN,				
1/30/25	Cayman Islands	800,000	800,000	0.12
11/30/25	Cayman Islands	800,000	800,000	0.12
Total Asset-Backed Securities (Cost $1,577,632)			1,600,000	0.24

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Total Investments before Short Term Investments (Cost $564,342,539)			575,102,418	86.47
Short Term Investments (Cost $125,636,200)				
Repurchase Agreements				
[h]Joint Repurchase Agreement, 0.124%, 2/01/13 (Maturity Value $125,636,631)	United States	125,636,200	125,636,200	18.89
BNP Paribas Securities Corp. (Maturity Value $11,670,387)				
Credit Suisse Securities (USA) LLC (Maturity Value $14,588,926)				
Deutsche Bank Securities Inc. (Maturity Value $22,058,023)				
HSBC Securities (USA) Inc. (Maturity Value $20,423,491)				
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $29,176,594)				
Morgan Stanley & Co. LLC (Maturity Value $4,377,180)				
UBS Securities LLC (Maturity Value $23,342,030)				
Collateralized by U.S. Government Agency Securities, 0.00% - 6.625%, 2/21/13 - 7/15/36; U.S. Government Agency Securities, Strips, 11/15/14 - 9/15/29; U.S. Treasury Bonds, 9.875%, 11/15/15; and U.S. Treasury Notes, 0.125% - 4.25%, 8/31/13 - 8/31/17 (valued at $128,178,856)				
Total Investments (Cost $689,978,739)			700,738,618	105.36
Other Assets, less Liabilities			(35,641,463)	(5.36)
Net Assets			$ 665,097,155	100.00

See Abbreviations on page xx.

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $2,119,113, representing 0.32% of net assets.
[c] The coupon rate shown represents the rate at period end.
[d] See Note 1(d) regarding senior floating rate interests.
[e] See Note 7 regarding credit risk and defaulted securities.
[f] A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
[g] See Note 8 regarding unfunded loan commitments.
[h] See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements

Statement of Assets and Liabilities
January 31, 2013 (unaudited)

Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$564,342,539
Cost - Repurchase agreements	125,636,200
Total cost of investments	$689,978,739
Value - Unaffiliated issuers	$575,102,418
Value - Repurchase agreements	125,636,200
Total value of investments	700,738,618
Cash	3,643,057
Receivables:	
Investment securities sold	4,147,209
Interest	1,852,494
Unrealized appreciation on unfunded loan commitments	181
Other assets	307
Total assets	710,381,866
Liabilities:	
Payables:	
Investment securities purchased	42,613,705
Affiliates	420,970
Distributions to shareholders	2,189,304
Accrued expenses and other liabilities	60,732
Total liabilities	45,284,711
Net assets, at value	$665,097,155
Net assets consist of:	
Paid-in capital	$770,369,039
Distributions in excess of net investment income	(152,713)
Net unrealized appreciation (depreciation)	10,760,060
Accumulated net realized gain (loss)	(115,879,231)
Net assets, at value	$665,097,155
Net asset value and maximum offering price per share ($665,097,155 ÷ 74,603,424 shares outstanding)	$8.92

Financial Statements *(continued)*

Statement of Operations
for the six months ended January 31, 2013 (unaudited)

Investment income:	
Interest	$16,812,014
Expenses:	
Management fees (Note 3a)	2,552,720
Administrative fees (Note 3b)	445,895
Custodian fees (Note 4)	4,208
Reports to shareholders	2,338
Registration and filing fees	484
Professional fees	54,629
Trustees' fees and expenses	22,740
Other	16,021
Total expenses	3,099,035
Expenses waived/paid by affiliates (Note 3d)	(546,391)
Net expenses	2,552,644
Net investment income	14,259,370
Realized and unrealized gains (losses):	
Net realized gain (loss) from investments	481,517
Net change in unrealized appreciation (depreciation) on investments	10,534,648
Net realized and unrealized gain (loss)	11,016,165
Net increase (decrease) in net assets resulting from operations	$25,275,535

The accompanying notes are an integral part of these financial statements.

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 14,259,370	$ 32,557,672
Net realized gain (loss) from investments and swap contracts	481,517	(17,067,187)
Net change in unrealized appreciation (depreciation) on investments	10,534,648	(3,207,994)
Net increase (decrease) in net assets resulting from operations	25,275,535	12,282,491
Distributions to shareholders from net investment income	(14,232,426)	(32,316,237)
Capital share transactions (Note 2)	11,249,564	(280,415,162)
Net increase (decrease) in net assets	22,292,673	(300,448,908)
Net assets:		
Beginning of period	642,804,482	943,253,390
End of period	$ 665,097,155	$ 642,804,482
Distributions in excess of net investment income included in net assets:		
End of period	$ (152,713)	$ (179,657)

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such

investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on January 31, 2013.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

e. Income Taxes

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the non-U.S. beneficial owner for inclusion in their individual income tax returns as applicable. The Fund has elected to be treated as a disregarded entity for U.S. income tax purposes, effective December 23, 2009.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionately allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will be allocated proportionately to each partner and will not be distributed. Distributions to partners are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character.

These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Six Months Ended January 31, 2013		Year Ended July 31, 2012	
	Shares	Amount	Shares	Amount
Shares sold	16,795,057	$148,360,233	9,758,523	$84,703,607
Shares redeemed	(15,546,214)	(137,110,669)	(42,641,615)	(365,118,769)
Net increase (decrease)	1,248,843	$11,249,564	(32,883,092)	$(280,415,162)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

e. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

g. Waiver and Expense Reimbursements

Advisers and FT Services have voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees and other expenses) for the Fund do not exceed 0.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Advisers and FT Services may discontinue this waiver at any time upon notice to the Board.

g. Other Affiliated Transactions

At January 31, 2013, the Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2013, there were no credits earned.

5. INCOME TAXES

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$690,274,999
Unrealized appreciation	$ 12,247,183
Unrealized depreciation	(1,783,564)
Net unrealized appreciation (depreciation)	$ 10,463,619

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2013, aggregated $260,768,740 and $256,702,993, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

At January 31, 2013, the Fund had 81.24% of its portfolio invested in senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At January 31, 2013, the value of this security was $2,701,942, representing 0.39% of the Fund's portfolio. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

8. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At January 31, 2013, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Leslie's Poolmart Inc., Tranche B Term Loan	$ 10,080

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

9. SHAREHOLDER DISTRIBUTIONS

Payment Date	Amount Per Share
8/31/2012	$0.033813
9/28/2012	$0.033748
10/31/2012	$0.034443
11/30/2012	$0.034525
12/31/2012	$0.032038
1/30/2013	$0.030225
Total	$0.198792

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended January 31, 2013, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2013, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

12. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

DIP	- Debtor-In-Possession
FRN	- Floating Rate Note
L/C	- Letter of Credit
RFC	- Residential Finance Corp.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to

ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date March 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date March 27, 2013